UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE


Report for the Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:____
This Amendment (Check only one.):[  ] is a restatement.
				 [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Provident Trust Company
Address:	N16 W23217 Stone Ridge Drive, Suite 310
		Waukesha, WI  53188

Form 13F File No.:	028-06481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	James Scott Harkness
Title:	President
Phone:	(262) 521-2330
Signature, Place, and Date of Signing:

                         	 Pewaukee, Wisconsin     05/11/06
 (Signature)			    (City/State)	 (Date)

Report Type (Check only one.):

[ X ]	13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ]	13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:	None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:		0

Form 13F Information Table Entry Total:		99

Form 13F Information Table Value Total:		$742,177
       						(in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report:		None

PROVIDENT TRUST
SEC #801-58213
March 31, 2006
                                                                             	      Voting Authority
                                  Type of          Shares/    Value    Invsm Otr
Name of Issuer                    Class   Cusip    Prn Amt  (x 1,000)  Dscrt Mgr       Sole Shared None

ABBOTT LABS                        Com  002824100      5,938      252  Sole          5,938
ACCENTURE LTD-CLS A                Com  G1150G111  1,483,960   44,623  Sole      1,483,960
ACTUANT CORP                       Com  00508X203      1,300       80  Sole          1,300
AFFILIATED COMP SVCS INC CL A      Com  008190100    478,512   28,548  Sole        478,512
AFLAC INC                          Com  001055102      2,430      110  Sole          2,430
AMERICAN EXPRESS CO                Com  025816109      1,477       78  Sole          1,477
AMERICAN INTL GROUP INC            Com  026874107        375       25  Sole            375
AMGEN INC                          Com  031162100      4,412      434  Sole          4,412
APACHE CORP                        Com  037411105      5,960   49,548  Sole          5,960
APPLE COMPUTER INC                 Com  037833100         25        2  Sole             25
APW LTD                            Com  G04397108     12,250        0  Sole         12,250
ASSOCIATED BANC CORP               Com  045487105      7,177      244  Sole          7,177
ASTELLAS PHARMA INC                Com  J03393105      1,300       50  Sole          1,300
BANK OF AMERICA CORP               Com  060505104        866       39  Sole            866
BANTA CORP                         Com  066821109        582       30  Sole            582
BELLSOUTH CORP                     Com  079860102        200        7  Sole            200
BEMIS                              Com  081437105      8,000      253  Sole          8,000
BERKSHIRE HATHAWAY INC CL B        Com  084670207         10       30  Sole             10
BIOMET INC                         Com  090613100  1,489,650   52,912  Sole      1,489,650
BLOCK H&R INC                      Com  093671105      6,400      139  Sole          6,400
BP PLC SPON ADR                    Com  055622104      8,194      565  Sole          8,194
CHEVRON CORP                       Com  166764100      4,176      242  Sole          4,176
CHICAGO MERCANTILE HLDG CL A       Com  167760107    103,763   46,434  Sole        103,763
CISCO SYS INC                      Com  17275r102    714,714   16,203  Sole        714,714
CITIGROUP INC                      Com  172967101     10,190      481  Sole         10,190
CLARENT CORP                       Com  180461105        120        0  Sole            120
COCA COLA CO                       Com  191216100      1,000       42  Sole          1,000
COMCAST CORP CL A                  Com  20030N101        115        3  Sole            115
CONOCOPHILLIPS                     Com  20825C104      2,000      126  Sole          2,000
COSTCO WHSL CORP NEW               Com  22160K105      3,780      205  Sole          3,780
DEVRY INC                          Com  251893103      6,412      146  Sole          6,412
DISNEY WALT CO                     Com  254687106      9,456      264  Sole          9,456
DOVER CORP                         Com  260003108      2,000       97  Sole          2,000
DU PONT E I DE NEMOURS             Com  263534109      4,451      188  Sole          4,451
EBAY INC                           Com  278642103      1,700       66  Sole          1,700
EMAGEON INC                        Com  20976V109     26,333      447  Sole         26,333
EXPRESS SCRIPTS INC                Com  302182100    561,268   49,335  Sole        561,268
EXXON MOBIL CORP                   Com  30231G102      5,539      337  Sole          5,539
FASTENAL CO                        Com  311900104  1,209,049   57,236  Sole      1,209,049
FISERV INC                         Com  337738108        567       24  Sole            567
FRANKLIN RES INC                   Com  354613101      2,890      272  Sole          2,890
GAP INC                            Com  364760108        168        3  Sole            168
GENERAL ELEC CO                    Com  369604103     29,717    1,034  Sole         29,717
GRAINGER W W INC                   Com  384802104      5,150      388  Sole          5,150
HEARTLAND EXPRESS INC              Com  422347104    530,950   11,569  Sole        530,950
HOME DEPOT INC                     Com  437076102      1,800       76  Sole          1,800
HOSPIRA INC                        Com  441060100        187        7  Sole            187
ILLINOIS TOOL WKS INC              Com  452308109    515,140   49,613  Sole        515,140
INPHONIC INC                       Com  45772G105     26,600      186  Sole         26,600
INTEL CORP                         Com  458140100      6,809      133  Sole          6,809
INTERNATIONAL BUS MACH             Com  459200101        244       20  Sole            244
INTERPUBLIC GRP COS INC            Com  460690100      2,033       19  Sole          2,033
ISTAR FINL INC                     Com  45031U101      2,500       96  Sole          2,500
ITT INDS INC IND                   Com  450911102      4,780      269  Sole          4,780
JACOBS ENGR GROUP INC              Com  469814107    582,245   50,504  Sole        582,245
JOHNSON & JOHNSON                  Com  478160104      5,395      319  Sole          5,395
JOHNSON CONTROLS                   Com  478366107      1,596      121  Sole          1,596
JP MORGAN CHASE & CO               Com  46625H100      8,905      371  Sole          8,905
KIMBERLY CLARK CORP                Com  494368103      2,400      139  Sole          2,400
KINDER MORGAN INC KANS             Com  49455p101        500       46  Sole            500
KOHLS CORPORATION                  Com  500255104    763,110   40,452  Sole        763,110
MANPOWER INC                       Com  56418H100    915,630   52,356  Sole        915,630
MANULIFE FINANCIAL CORP            Com  56501R106      1,461       92  Sole          1,461
MARSHALL & ILSLEY CORP             Com  571834100     74,144    3,231  Sole         74,144
MATEX INC                          Com  576990006     15,644       53  Sole         15,644
MEDTRONIC INC                      Com  585055106    655,132   33,248  Sole        655,132
MERCK & CO INC                     Com  589331107        996       35  Sole            996
METRO AIRLINES INC                 Com  591905203         11        0  Sole             11
NUVEEN CALIF PERF PLUS             MtFd 67062Q106      6,800       98  Sole          6,800
NUVEEN PREM INC MUN FD             MtFd 67062T100      7,000       99  Sole          7,000
PENTAIR INC                        Com  709631105    988,109   40,265  Sole        988,109
PEPSICO INC                        Com  713448108      1,000       58  Sole          1,000
PFIZER INC                         Com  717081103      6,879      171  Sole          6,879
PRINCIPAL FINANCIAL GROUP, INC     Com   7425V102        116        6  Sole            116
PROCTER & GAMBLE CO                Com  742718109     12,379      713  Sole         12,379
PRUDENTIAL FINL INC                Com  744320102      3,000      227  Sole          3,000
ROBERT HALF INTL INC               Com  770323103    611,330   23,603  Sole        611,330
ROYAL DUTCH SHELL PLC SPNSORED ADR Com  780259206     11,365      708  Sole         11,365
SCHWAB CHARLES CP NEW              Com  808513105  2,959,440   50,932  Sole      2,959,440
SEAGATE TECHNOLOGY ESCROW          Com  811804988          9        0  Sole              9
ST PAUL TRAVELERS CORP             Com  792860108         35        1  Sole             35
STREICHER MOBILE FUELING INC       Com  862924107      1,000        3  Sole          1,000
STRYKER CORP                       Com  863667101     17,003      754  Sole         17,003
SUN LIFE FINL INC                  Com  866796105        417       18  Sole            417
SYSCO CORP                         Com  871829107      8,160      26   Sole          8,160
T. ROWE PRICE GROUP INC            Com  74144T108     20,000    1,564  Sole         20,000
TARGET CORP                        Com  87612E106        350       18  Sole            350
TD AMERITRADE HOLDING CORP         Com  87236y108      2,070       43  Sole          2,070
UNITED TECHNOLOGIES CORP           Com  913017109      2,000      116  Sole          2,000
US BANCORP                         Com  902973304      4,169      127  Sole          4,169
WAL MART STORES INC                Com  931142103      5,300      250  Sole          5,300
WALGREEN CO                        Com  931422109  1,093,710   47,172  Sole      1,093,710
WARREN RESOURCES INC               Com  93564A100      5,448       81  Sole          5,448
WM WRIGLEY JR CL B                 Com  982526204      1,200       77  Sole          1,200
WYETH                              Com  983024100      1,381       67  Sole          1,381
YOUNG INNOVATIONS INC              Com  987520103        400       15  Sole            400
ZIMMER HOLDINGS INC W/I            Com  98956P102      2,160      146  Sole          2,160
                                                  16,114,018  742,177           16,114,018